REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year
Sale of ABC Technologies B.V. series A Shares, net	73,520
Net Income	774
Other Comprehensive Income - Translation adjustment	6
Balance as of the end of the year	$ 74,300